Other Receivables and Prepayments	9 Months Ended
Sep. 30, 2025
Other Receivables and Prepayments [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS

5. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments as of September 30, 2025 and December 31, 2024 consisted of:

	September 30, 2025	December 31, 2024
	(Unaudited)
Prepaid insurance	46,922	17,794
Prepaid service fee	55,052	50,538
Rental deposits	74,208	4,206
Other receivables	8,754	4,545
Others	22,358	8,233
	$207,294	$85,316